Cover	Jan. 16, 2026
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K of Borealis Foods Inc., filed on January 16, 2026 (the “Original Report”). This Amendment is being filed solely to amend and restate the second paragraph of Item 4.01 of the Original Report. No other changes have been made to the Original Report.
Document Period End Date	Jan. 16, 2026
Entity File Number	001-40778
Entity Registrant Name	BOREALIS FOODS INC.
Entity Central Index Key	0001852973
Entity Tax Identification Number	98-1638988
Entity Incorporation, State or Country Code	A6
Entity Address, Address Line One	1540 Cornwall Rd.
Entity Address, Address Line Two	Suite 104
Entity Address, City or Town	Oakville
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	L6J 7W5
City Area Code	905
Local Phone Number	278-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Shares
Title of 12(b) Security	Common Shares
Trading Symbol	BRLS
Security Exchange Name	NASDAQ
Warrants
Title of 12(b) Security	Warrants
Trading Symbol	BRLSW
Security Exchange Name	NASDAQ